COST OF SALES (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of performance obligations [line items]
Salaries and wages	R (21,215.6)	R (15,710.3)	R (15,323.0)
Consumable stores	(12,784.3)	(9,327.9)	(8,789.4)
Utilities	(6,089.3)	(5,049.2)	(4,930.1)
Mine contracts	(3,566.4)	(3,197.6)	(2,956.9)
Other	(1,878.0)	(4,564.0)	(3,398.0)
Ore reserve development costs capitalised	3,401.8	3,530.3	3,291.6
Cost of sales, before amortisation and depreciation	(56,100.4)	(41,515.2)	(36,482.7)
Amortisation and depreciation	(7,214.1)	(6,613.8)	(5,699.7)
Total cost of sales	(63,314.5)	(48,129.0)	(42,182.4)
Cost of providing defined contribution retirement benefits	1,233.7	919.1	959.9
Market For Recycled Products [Member]
Disclosure of performance obligations [line items]
Cost of sales, before amortisation and depreciation	R (13,968.6)	R (7,196.5)	R (4,376.9)